Fees Summary	Apr. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,724,999,954.00
Previously Paid Amount	0.00
Total Fee Amount	238,222.49
Total Offset Amount	0.00
Net Fee	$ 238,222.49
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false